CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Net income/(loss)		$ (204)	$ 1,317	$ 2,285	$ 3,744	$ 6,830
Actuarial gains/(losses) on defined benefit pension plans		306	(187)	(98)	5	489
Income tax effect on income and expenses recognised in OCI	[1]	(67)	44	24	7	(107)
Items that will not be reclassified to the Consolidated statement of income		240	(144)	(74)	12	382
Foreign currency translation effects		(78)	1,472	972	2,696	36
Share of OCI from equity accounted investments		10	(37)	(48)	7	(43)
Items that may be subsequently reclassified to the Consolidated statement of income		(68)	1,436	925	2,702	(7)
Other comprehensive income/(loss)		171	1,292	850	2,714	375
Total comprehensive income/(loss)		(32)	2,609	3,135	6,458	7,204
Attributable to the equity holders of the company		(39)	2,604	3,132	6,443	7,185
Attributable to non-controlling interests		$ 7	$ 5	$ 3	$ 15	$ 19

[1]	1)Other comprehensive income (OCI).